Other non-operating income (expenses) (Tables)	12 Months Ended
Jun. 30, 2012
Other Income Disclosure, Nonoperating [Abstract]
Schedule of Other Nonoperating Income, by Component [Table Text Block]

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Continuing operations
Unrealized exchange gain (loss)	4,475,420	(2,717,886)	2,129,423	335,184
Others	1,486,929	1,538,027	2,632,915	414,435

	5,962,349	(1,179,859)	4,762,338	749,619